Note 7 - Notes and Leases Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes Tables
Schedule of Debt [Table Text Block]
	June 30,	December 31,
	2018	2017

Note payable for equipment, payable $1,339 monthly, including interest (a)	$6,605	$13,073
Note payable to insurance companies, payable $5,045 - $17,959 monthly, (b) and (c)	59,810	199,061
	66.415	212,134
Less: Current Portion	(66,415)	(212,134)
Notes Payable, Long-Term Portion	$ - 0 -	$ - 0 -

	December 31,
	2017		2016

Note payable for equipment, payable $1,339 monthly, including interest (a)		$13,073	$28,033
Note payable for mine site vehicle, payable $628 monthly (b)		- 0 -	5,655
Note payable to insurance companies, payable $5,045 - $17,959 monthly, (c) and (d)		199,061	213,534
		212,134	247,222
Less: Current Portion		(212,134)	(234,149)
Notes Payable, Long-Term Portion	$	- 0 -	$13,073